UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/28/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes–109.7%
New York–80.1%
$ 1,035,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.375%		12/01/2024	$1,070,014
1,700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625		12/01/2034	1,744,557
605,000	Albany County, NY IDA (Wildwood Programs)	4.900		07/01/2021	599,089
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375		07/01/2026	1,706,399
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625		07/01/2031	1,467,856
3,670,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875		07/01/2041	4,100,418
1,420,000	Albany, NY Hsg. Authority (Lark Drive)	5.500		12/01/2028	1,421,960
685,000	Albany, NY IDA (Albany Rehabilitation)	8.375		06/01/2023	685,384
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	3,147,531
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,341,806
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	881,514
900,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2025	134,883
850,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	850,068
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,704,648
70,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250		11/15/2032	75,924
1,770,000	Albany, NY Parking Authority	7.052	[3]	11/01/2017	1,443,400
345,000	Amherst, NY IDA (Asbury Pointe)	5.800		02/01/2015	345,593
45,000	Amherst, NY IDA (Asbury Pointe)	6.000		02/01/2023	45,039
3,000,000	Amherst, NY IDA (Asbury Pointe)	6.000		02/01/2029	3,001,560
5,200,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200		01/01/2040	5,076,240
660,000	Blauvelt, NY Volunteer Fire Company	6.250		10/15/2017	662,330
2,735,000	Brookhaven, NY IDA (Enecon Corp.)	6.300		11/01/2033	2,740,525
1,805,000	Brookhaven, NY IDA (Stony Brook Foundation)	6.500		11/01/2020	1,808,411
95,000	Broome County, NY IDA (University Plaza)	5.000		08/01/2025	95,177
3,030,000	Broome County, NY IDA (University Plaza)	5.000		08/01/2036	2,960,431
1,000,000	Broome County, NY IDA (University Plaza)	5.100		08/01/2030	1,000,830
1,250,000	Broome County, NY IDA (University Plaza)	5.100		08/01/2036	1,238,125

1	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 3,000,000	Broome County, NY IDA (University Plaza)	5.200%		08/01/2030	$3,006,330
4,450,000	Broome County, NY IDA (University Plaza)	5.200		08/01/2036	4,451,380
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375		10/01/2041	2,004,649
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000		10/01/2031	1,043,957
860,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000		08/01/2032	971,877
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750		11/01/2030	3,020,460
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2040	1,087,880
1,105,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450		09/15/2019	1,106,028
8,160,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000		01/01/2021	8,174,443
95,000	Chautauqua, NY Utility District[1]	5.000		06/01/2023	101,119
105,000	Chautauqua, NY Utility District[1]	5.000		06/01/2025	111,020
870,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850		07/01/2023	907,488
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000		07/01/2033	1,577,615
1,705,000	Clifton Springs, NY Hospital & Clinic	8.000		01/01/2020	1,702,477
25,000	Cohoes, NY GO	6.250		03/15/2014	25,097
25,000	Cohoes, NY GO	6.250		03/15/2015	25,100
25,000	Cohoes, NY GO	6.250		03/15/2016	25,096
490,000	Columbia County, NY IDA (Berkshire Farms)	7.500		12/30/2014	489,780
3,300,000	Corinth, NY IDA (International Paper Company)[1]	5.750		02/01/2022	3,312,375
7,000,000	Dutchess County, NY IDA (Bard College)[1]	5.000		08/01/2046	7,290,850
2,200,000	Dutchess County, NY IDA (Elant Fishkill)	5.250		01/01/2037	2,114,684
800,000	Dutchess County, NY IDA (St. Francis Hospital)	7.500		03/01/2029	818,992
650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750		07/01/2040	753,142
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[3]	06/01/2027	634,520

2	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 3,000,000	East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)	7.750%		10/01/2032	$3,020,430
2,135,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)	6.750		03/01/2030	2,136,836
2,460,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500		08/01/2033	2,484,723
2,940,000	Elmira, NY Hsg. Authority (Eastgate Apartments)	6.250		06/01/2044	2,838,188
1,735,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2030	1,976,790
1,465,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2031	1,662,482
865,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2032	975,063
7,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	7,411,320
1,690,000	Erie County, NY IDA (Global Concepts Charter School)[1]	6.250		10/01/2037	1,808,452
715,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	715,822
25,330,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	21,824,581
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	60,683,612
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[3]	06/01/2047	3,755,340
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[3]	06/01/2050	3,762,801
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[3]	06/01/2055	2,193,647
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[3]	06/01/2060	5,529,600
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	1,467,697
2,300,000	Essex County, NY IDA (International Paper Company)[1]	6.450		11/15/2023	2,309,959
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,715,790
975,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	1,023,506
320,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	335,920
1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	1,283,091

3	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200%	06/01/2025	$425,965
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300	06/01/2035	1,133,957
60,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200	03/01/2028	61,216
1,850,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500	08/15/2022	1,851,702
1,625,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500	10/01/2026	1,630,753
185,000	Fishkill, NY GO1	5.000	04/15/2029	189,275
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	935,046
100,000	Glens Falls, NY GO1	6.000	02/01/2040	113,108
960,000	Green Island, NY Power Authority[1]	5.125	12/15/2024	961,248
1,865,000	Green Island, NY Power Authority[1]	6.000	12/15/2020	1,877,701
1,695,000	Green Island, NY Power Authority[1]	6.000	12/15/2025	1,703,848
1,945,000	Hempstead, NY IDA (Adelphi University)[1]	5.000	10/01/2030	2,089,786
3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500	11/01/2038	3,616,182
5,150,000	Hempstead, NY IDA (South Shore Y JCC)	6.750	11/01/2024	5,040,151
815,000	Herkimer County, NY IDA (Folts Adult Home)	5.500	03/20/2040	909,573
1,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	1,005,160
4,840,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	5,149,760
34,450,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750	02/15/2047	40,399,171
105,000	Huntington, NY Hsg. Authority (GJSR)	5.875	05/01/2019	105,156
840,000	Huntington, NY Hsg. Authority (GJSR)	6.000	05/01/2029	840,731
8,500,000	Huntington, NY Hsg. Authority (GJSR)	6.000	05/01/2039	8,505,695
9,695,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	9,537,747
1,125,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	1,124,258

4	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 3,400,000	L.I., NY Power Authority, Series A1	5.000%	05/01/2036	$3,755,334
29,310,000	L.I., NY Power Authority, Series A1	5.000	09/01/2037	32,403,964
26,395,000	L.I., NY Power Authority, Series A1	5.000	05/01/2038	28,649,661
23,515,000	L.I., NY Power Authority, Series A1	5.000	09/01/2042	25,859,446
9,800,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	11,606,826
7,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2029	7,941,850
65,000	L.I., NY Power Authority, Series B1	5.000	12/01/2035	70,120
1,900,000	L.I., NY Power Authority, Series B1	5.750	04/01/2033	2,250,303
300,000	L.I., NY Power Authority, Series C1	5.000	09/01/2033	304,917
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	5,475,165
850,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2028	871,233
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2032	1,119,294
1,320,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	1,321,452
5,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	5,524,915
570,000	Middletown, NY IDA (Flanagan Design & Display)[2]	7.500	11/01/2018	428,868
50,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.750	05/01/2023	50,056
165,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.875	05/01/2033	165,942
860,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.875	05/01/2033	860,602
2,430,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)	6.500	12/01/2042	2,480,617
2,175,000	Monroe County, NY IDA (Summit at Brighton)	5.375	07/01/2032	1,887,095
3,660,000	Monroe County, NY IDA (Summit at Brighton)	5.500	07/01/2027	3,383,524
530,000	Monroe County, NY IDA (Volunteers of America)	5.700	08/01/2018	528,871
2,765,000	Monroe County, NY IDA (Volunteers of America)	5.750	08/01/2028	2,705,525

5	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000%		10/01/2026	$939,497
15,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000		10/01/2031	15,016
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250		10/01/2031	557,480
1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500		10/01/2041	2,031,102
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625		06/01/2026	972,213
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	1,694,732
15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750		08/15/2035	18,129,513
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[3]	06/01/2061	3,503,500
580,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	590,573
2,265,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	2,288,669
600,000	Mount Vernon, NY IDA (Kings Court)[1]	5.200		12/01/2033	611,220
1,865,000	Mount Vernon, NY IDA (Meadowview)	6.150		06/01/2019	1,867,798
2,600,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	2,602,132
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[3]	07/15/2021	666,858
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[3]	01/15/2022	985,302
595,000	Nassau County, NY IDA (ACDS)	5.950		11/01/2022	589,948
285,000	Nassau County, NY IDA (ALIA–ACDS)	7.500		06/01/2015	285,761
2,405,000	Nassau County, NY IDA (ALIA–ACLD)	6.250		09/01/2022	2,414,740
485,000	Nassau County, NY IDA (ALIA–HH)	7.125		06/01/2017	490,359
375,000	Nassau County, NY IDA (ALIA–HHS)	7.125		06/01/2017	379,144
60,000	Nassau County, NY IDA (ALIA–LVH)	7.500		06/01/2015	60,160
7,765,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	5,252,867
210,000	Nassau County, NY IDA (CNGCS)	7.500		06/01/2015	210,561
2,245,000	Nassau County, NY IDA (CNGCS)	8.150		06/01/2030	2,248,278
4,305,000	Nassau County, NY IDA (CSMR)	5.950		11/01/2022	4,268,451
555,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950		11/01/2022	550,288
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	1,638,437

6	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 3,150,000	Nassau County, NY IDA (Keyspan–Glenwood Energy Center)[1]	5.250%		06/01/2027	$3,172,113
600,000	Nassau County, NY IDA (Life’s WORCA)	5.950		11/01/2022	594,906
3,385,000	Nassau County, NY IDA (Little Village School)	7.500		12/01/2031	3,412,452
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)[1]	5.000		12/01/2035	3,750,282
1,920,000	Nassau County, NY IDA (North Shore CFGA)	6.750		05/01/2024	1,920,864
1,040,000	Nassau County, NY IDA (PLUS Group Home)	6.150		11/01/2022	1,044,524
680,000	Nassau County, NY IDA (United Cerebral Palsy)	6.250		11/01/2014	678,620
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	636,621
515,000	Nassau County, NY IDA, Series A–A	6.000		07/02/2021	514,758
5,800,000	Nassau County, NY IDA, Series A–B	6.000		07/01/2021	5,797,274
565,000	Nassau County, NY IDA, Series A–C	6.000		07/01/2021	564,734
630,000	Nassau County, NY IDA, Series A–D	6.000		07/01/2021	629,704
122,875,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	103,917,845
9,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	8,823,330
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[3]	06/01/2046	823,600
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[3]	06/01/2046	4,045,066
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[3]	06/01/2060	6,943,315
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[3]	06/01/2060	216,000
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	19,704,244
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,879,410
2,200,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	2,234,034
20,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.750		05/15/2022	19,939
1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	1,479,867
6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	6,094,945
125,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	129,919

7	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 500,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000%		05/01/2035	$544,740
850,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2042	923,338
385,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	5.000		04/01/2028	379,210
2,025,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	2,047,842
2,470,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)	7.375		12/15/2021	3,021,946
5,980,000	NY Counties Tobacco Trust I1	6.250		06/01/2028	5,980,777
6,245,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	6,245,500
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	19,232,308
29,840,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	29,837,016
53,880,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	54,957,061
245,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	247,154
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	6,153,700
131,335,000	NY Counties Tobacco Trust IV	5.920	[3]	06/01/2050	3,661,620
304,690,000	NY Counties Tobacco Trust IV	6.395	[3]	06/01/2055	5,216,293
608,700,000	NY Counties Tobacco Trust IV	6.816	[3]	06/01/2060	3,286,980
52,535,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	45,142,800
38,275,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	32,557,481
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	80,569,500
236,140,000	NY Counties Tobacco Trust V	6.070	[3]	06/01/2038	20,985,762
598,653,613	NY Counties Tobacco Trust V	6.210	[3]	06/01/2050	18,336,760
643,195,000	NY Counties Tobacco Trust V	6.850	[3]	06/01/2055	9,011,162
3,845,000,000	NY Counties Tobacco Trust V	7.846	[3]	06/01/2060	20,763,000
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.125		01/15/2044	16,658,700
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.625		01/15/2046	71,204,623
49,355,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	57,846,034
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[2]	6.125		02/15/2019	22
2,100,000	NY MTA, Series[1]	5.000		11/15/2033	2,369,304

8	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 6,510,000	NY MTA, Series 2008C1	6.500%		11/15/2028	$8,137,630
500,000	NY MTA, Series A1	5.000		11/15/2026	588,985
500,000	NY MTA, Series A1	5.000		11/15/2027	583,835
340,000	NY MTA, Series A1	5.000		11/15/2032	348,911
21,800,000	NY MTA, Series A1	5.000		11/15/2038	24,360,846
4,250,000	NY MTA, Series A1	5.000		11/15/2041	4,676,275
6,800,000	NY MTA, Series A1	5.250		11/15/2038	7,639,120
16,745,000	NY MTA, Series B–2[1]	5.000		11/15/2033	19,253,736
230,000	NY MTA, Series C1	5.000		11/15/2031	261,315
23,400,000	NY MTA, Series D1	5.000		11/15/2027	26,736,606
37,675,000	NY MTA, Series D1	5.000		11/15/2030	43,004,506
2,150,000	NY MTA, Series D1	5.000		11/15/2032	2,423,824
15,395,000	NY MTA, Series D1	5.000		11/15/2036	17,071,516
33,690,000	NY MTA, Series D1	5.250		11/15/2040	37,618,928
8,000,000	NY MTA, Series D–1[1]	5.000		11/01/2027	9,301,680
3,500,000	NY MTA, Series D–1[1]	5.000		11/01/2028	4,033,890
9,220,000	NY MTA, Series F1	5.000		11/15/2026	10,824,649
9,000,000	NY MTA, Series F1	5.000		11/15/2027	10,444,950
56,970,000	NY MTA, Series F1	5.000		11/15/2030	65,028,976
3,000,000	NY MTA, Series H1	5.000		11/15/2025	3,550,890
10,000,000	NY MTA, Series H1	5.000		11/15/2042	11,032,000
1,700,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2029	1,986,161
2,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2030	2,471,070
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2031	1,755,420
150,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2032	154,437
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2034	1,156,660
6,470,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2037	7,278,297
13,950,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	13,789,994
250,510,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	227,082,305
322,515,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	285,041,947
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250		11/01/2042	5,003,500
35,590,000	NYC GO1	4.950	[5]	12/15/2033	36,642,040
10,000	NYC GO1	5.000		06/01/2020	10,995
5,000	NYC GO1	5.000		06/01/2020	5,486
25,000	NYC GO1	5.000		10/15/2027	25,659
39,990,000	NYC GO1	5.000		08/01/2028	47,077,828
3,000,000	NYC GO1	5.000		08/01/2029	3,489,510

9	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 5,000,000	NYC GO1	5.000%		08/01/2029	$5,777,700
24,700,000	NYC GO1	5.000		08/01/2029	28,916,290
2,500,000	NYC GO1	5.000		10/01/2029	2,914,325
10,920,000	NYC GO4	5.000		08/01/2030	11,819,371
20,205,000	NYC GO1	5.000		08/01/2030	23,541,452
4,000,000	NYC GO1	5.000		08/01/2030	4,631,480
2,250,000	NYC GO1	5.000		10/01/2030	2,610,765
9,760,000	NYC GO1	5.000		08/01/2031	11,335,654
8,000,000	NYC GO1	5.000		10/01/2031	9,254,160
5,135,000	NYC GO1	5.000		10/01/2032	5,921,733
4,250,000	NYC GO1	5.000		03/01/2033	4,905,775
155,000	NYC GO	5.000		10/15/2033	159,087
12,455,000	NYC GO4	5.000		12/01/2033	13,271,985
10,000,000	NYC GO1	5.000		10/01/2034	11,399,400
2,875,000	NYC GO1	5.000		10/01/2034	3,297,625
12,765,000	NYC GO4	5.000		03/01/2035	13,639,619
75,000	NYC GO1	5.000		04/01/2035	80,338
5,400,000	NYC GO4	5.000		08/01/2035	5,837,813
3,800,000	NYC GO1	5.000		08/01/2035	4,313,532
8,405,000	NYC GO1	5.000		05/15/2036	9,568,168
15,000,000	NYC GO1	5.000		03/01/2037	17,136,000
20,000,000	NYC GO4	5.250		03/01/2021	24,483,200
240,000	NYC GO1	5.250		06/01/2027	240,898
5,000	NYC GO1	5.250		01/15/2033	5,019
5,000	NYC GO1	5.375		12/01/2026	5,021
395,000	NYC GO1	5.375		06/01/2032	396,552
40,000	NYC GO1	5.500		08/01/2022	40,178
5,000	NYC GO1	5.500		12/01/2031	5,020
15,000	NYC GO1	5.500		11/15/2037	15,061
5,000	NYC GO1	5.950		08/01/2014	5,025
2,000,000	NYC GO1	6.250		12/15/2031	2,451,760
5,000	NYC GO1	7.250		08/15/2024	5,029
5,000	NYC GO1	7.750		08/15/2028	5,132
1,475,000	NYC GO ROLs[6]	15.259	[7]	05/15/2031	2,408,262
5,395,000	NYC GO ROLs[6]	15.268	[7]	05/15/2036	8,381,456
875,000	NYC GO ROLs[6]	15.271	[7]	05/15/2033	1,408,470
890,000	NYC HDC (Multifamily Hsg.)[1]	4.950		11/01/2039	952,754
780,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2030	816,044
3,500,000	NYC HDC (Multifamily Hsg.)[4]	5.000		11/01/2037	3,588,445
4,685,000	NYC HDC (Multifamily Hsg.)[4]	5.050		11/01/2039	4,804,223
2,435,000	NYC HDC (Multifamily Hsg.)[4]	5.100		11/01/2027	2,584,916
3,000,000	NYC HDC (Multifamily Hsg.)[4]	5.125		11/01/2032	3,154,680

10	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 5,100,000	NYC HDC (Multifamily Hsg.)	5.150%	11/01/2037	$5,444,760
1,675,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	1,751,179
8,035,000	NYC HDC (Multifamily Hsg.)[4]	5.200	11/01/2040	8,412,290
14,110,000	NYC HDC (Multifamily Hsg.)[4]	5.250	11/01/2030	14,400,851
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250	11/01/2045	7,524,398
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350	11/01/2037	5,440,176
1,215,000	NYC HDC (Multifamily Hsg.)[1]	5.350	05/01/2041	1,287,693
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450	11/01/2040	3,960,781
2,670,000	NYC HDC (Multifamily Hsg.)[1]	5.450	11/01/2046	2,770,499
3,090,000	NYC HDC (Multifamily Hsg.)[4]	5.500	11/01/2034	3,408,618
2,840,000	NYC HDC (Multifamily Hsg.)[4]	5.550	11/01/2039	3,124,114
25,000	NYC HDC (Multifamily Hsg.)[1]	5.550	11/01/2039	27,501
10,910,000	NYC HDC (Multifamily Hsg.)[4]	5.700	11/01/2046	12,010,954
70,000	NYC HDC (Multifamily Hsg.), Series A1	5.500	11/01/2034	70,400
30,290,000	NYC HDC (Multifamily Hsg.), Series B4	5.350	05/01/2049	31,767,339
11,250,000	NYC HDC (Multifamily Hsg.), Series C4	5.050	11/01/2036	11,629,894
8,365,000	NYC HDC (Multifamily Hsg.), Series C4	5.125	05/01/2040	8,605,559
13,180,000	NYC HDC (Multifamily Hsg.), Series G–1[4]	4.875	11/01/2039	13,625,067
1,345,000	NYC HDC (Multifamily Hsg.), Series H–2[1]	5.200	11/01/2038	1,371,160
3,400,000	NYC HDC (Multifamily Hsg.), Series H–2[1]	5.250	05/01/2046	3,461,268
15,510,000	NYC HDC (Multifamily Hsg.), Series I–2[4]	5.200	11/01/2038	16,033,747
30,000	NYC HDC, Series B–2[1]	5.300	05/01/2036	30,367
2,750,000	NYC HDC, Series C4	5.000	11/01/2026	2,856,453
10,100,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	11,303,718
85,000	NYC IDA (Allied Metal)	6.375	12/01/2014	84,997
940,000	NYC IDA (Allied Metal)	7.125	12/01/2027	940,291
2,520,000	NYC IDA (Amboy Properties)	6.750	06/01/2020	2,439,335
2,905,000	NYC IDA (American Airlines)[2]	5.400	07/01/2019	3,297,175
32,580,000	NYC IDA (American Airlines)[2]	5.400	07/01/2020	36,978,300
30,810,000	NYC IDA (American Airlines)[2]	6.900	08/01/2024	34,199,408
540,000	NYC IDA (American Airlines)	7.500	08/01/2016	574,398
18,200,000	NYC IDA (American Airlines)	7.625	08/01/2025	20,771,114
59,350,000	NYC IDA (American Airlines)	7.750	08/01/2031	68,104,719
39,860,000	NYC IDA (American Airlines)	8.000	08/01/2028	45,789,972
338,060,000	NYC IDA (American Airlines)	8.500	08/01/2028	373,556,300
3,530,000	NYC IDA (American National Red Cross)	5.000	02/01/2036	3,597,141
3,115,000	NYC IDA (Atlantic Paste & Glue Company)	6.625	11/01/2019	3,230,629
675,000	NYC IDA (Atlantic Veal & Lamb)	8.375	12/01/2016	675,513

11	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 1,015,000	NYC IDA (Bark Frameworks)	6.750%	11/01/2019	$1,014,838
5,500,000	NYC IDA (Beth Abraham Health Services)	6.500	02/15/2022	5,720,770
1,035,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2027	1,077,300
4,220,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2034	4,383,314
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	82,515,820
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	125,527,511
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	20,882,534
16,205,000	NYC IDA (Calhoun School)	6.625	12/01/2034	17,081,204
4,145,000	NYC IDA (Calhoun School)	6.625	12/01/2034	4,478,051
2,895,000	NYC IDA (Center for Elimination of Family Violence)	7.375	11/01/2036	3,031,412
14,400,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	13,761,072
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	3,249,142
18,000,000	NYC IDA (Chapin School)	5.000	11/01/2038	18,272,700
1,490,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	1,560,373
3,145,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	3,146,478
3,520,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	3,523,414
1,395,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	1,396,256
875,000	NYC IDA (Comprehensive Care Management)	7.875	12/01/2016	876,199
1,150,000	NYC IDA (Cool Wind Ventilation)	5.450	11/01/2017	1,150,207
1,035,000	NYC IDA (Cool Wind Ventilation)	5.450	11/01/2017	1,035,186
5,685,000	NYC IDA (Cool Wind Ventilation)	6.075	11/01/2027	5,537,133
5,500,000	NYC IDA (Family Support Systems)[2]	7.500	11/01/2034	2,749,890
950,000	NYC IDA (Good Shepherd Services)[1]	5.875	06/01/2014	951,948
2,670,000	NYC IDA (Gourmet Boutique)	5.750	05/01/2021	2,050,427
7,290,000	NYC IDA (Guttmacher Institute)	5.750	12/01/2036	7,042,650
1,745,000	NYC IDA (Herbert G. Birch Childhood Project)	8.375	02/01/2022	1,763,672
700,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	715,064
1,240,000	NYC IDA (Liberty–IAC/Interactive Corp.)[1]	5.000	09/01/2035	1,294,014
1,920,000	NYC IDA (Little Red Schoolhouse)	6.750	11/01/2018	1,922,246
3,745,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	3,827,877

12	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375%	11/01/2038	$1,971,198
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	9,543,927
15,560,000	NYC IDA (MediSys Health Network)	6.250	03/15/2024	14,411,983
8,405,000	NYC IDA (Metro Biofuels)[2]	6.000	11/01/2028	4,230,909
2,095,000	NYC IDA (Metropolitan College of New York)	5.750	03/01/2020	2,171,342
40,000,000	NYC IDA (NYU)[4]	5.250	07/01/2048	44,831,440
2,935,000	NYC IDA (Petrocelli Electric)	8.000	11/01/2017	2,842,313
805,000	NYC IDA (Petrocelli Electric)	8.000	11/01/2018	778,524
1,750,000	NYC IDA (PSCH)	6.375	07/01/2033	1,759,485
6,800,000	NYC IDA (Reece School)	7.500	12/01/2037	7,333,596
1,000,000	NYC IDA (Roundabout Theatre)	5.000	10/01/2023	976,060
3,125,000	NYC IDA (Sahadi Fine Foods)	6.750	11/01/2019	3,125,250
200,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	200,404
875,000	NYC IDA (SFTU/YAI/CRV Obligated Group)	5.000	07/01/2026	799,050
4,380,000	NYC IDA (Showman Fabricators)	7.500	11/01/2028	3,715,729
2,785,000	NYC IDA (South Bronx Overall Economic Devel.)	8.625	12/01/2025	2,785,000
1,625,000	NYC IDA (Special Needs Facilities Pooled Program)	4.750	07/01/2020	1,567,898
995,000	NYC IDA (Special Needs Facilities Pooled Program)	5.250	07/01/2022	938,633
2,000,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650	07/01/2023	2,004,320
405,000	NYC IDA (Special Needs Facilities Pooled Program)	7.875	08/01/2025	406,430
475,000	NYC IDA (St. Francis College)[1]	5.000	10/01/2034	486,044
5,760,000	NYC IDA (Stallion)	5.500	11/01/2036	5,285,261
955,000	NYC IDA (Stallion)	6.000	11/01/2027	948,993
225,000	NYC IDA (Streamline Plastics)	7.750	12/01/2015	225,144
1,275,000	NYC IDA (Streamline Plastics)	8.125	12/01/2025	1,275,523
6,808,500	NYC IDA (Studio School)	7.000	11/01/2038	4,450,308
605,000	NYC IDA (Surprise Plastics)[2]	7.500	11/01/2013	555,614
2,480,000	NYC IDA (Surprise Plastics)[2]	8.500	11/01/2023	2,046,298
1,500,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021	1,658,265
380,000	NYC IDA (The Bank Street College)	5.250	12/01/2021	384,469
1,000,000	NYC IDA (The Bank Street College)	5.250	12/01/2030	1,008,850
8,800,000	NYC IDA (The Child School)	7.550	06/01/2033	8,987,704
3,655,000	NYC IDA (Therapy & Learning Center)	8.250	09/01/2031	3,680,475
8,610,000	NYC IDA (Tides Two Rivers Foundation)	5.650	12/01/2039	6,941,124

13	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 7,580,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC/AeL Obligated Group)[1]	5.000%	07/01/2028	$8,040,712
32,040,000	NYC IDA (Unicef)	5.300	11/01/2038	32,364,245
12,500,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)[1]	5.000	07/01/2034	14,334,625
3,640,000	NYC IDA (Urban Resource Institute)	7.375	11/01/2033	3,667,482
7,900,000	NYC IDA (Visy Paper)	7.800	01/01/2016	7,913,904
70,500,000	NYC IDA (Visy Paper)	7.950	01/01/2028	70,563,450
1,930,000	NYC IDA (Vocational Instruction)[2]	7.750	02/01/2033	1,061,461
1,450,000	NYC IDA (W & W Jewelers)	8.250	02/01/2021	1,463,195
5,930,000	NYC IDA (Weizmann Institute)	5.900	11/01/2034	5,931,067
2,900,000	NYC IDA (Weizmann Institute)	5.900	11/01/2034	2,900,522
1,125,000	NYC IDA (World Casing Corp.)	6.700	11/01/2019	1,123,178
50,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	52,145
70,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2036	72,547
36,110,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	37,095,803
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	20,334,930
24,270,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	24,022,203
1,220,000	NYC IDA (YMCA of Greater New York)[1]	5.000	08/01/2036	1,269,556
25,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2024	27,011
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2028	5,889,900
10,755,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	12,613,572
7,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	8,102,475
8,950,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	10,316,755
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2032	11,457,800
20,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	21,157
280,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	293,549
20,945,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	22,349,991
1,575,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2037	1,698,653
38,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	43,172,360

14	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 4,495,000	NYC Municipal Water Finance Authority[1]	5.000%	06/15/2039	$4,712,513
19,740,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	20,695,219
2,715,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	2,926,906
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2043	11,006,000
7,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2044	8,237,700
16,035,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2047	17,823,063
45,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2047	50,313,600
7,350,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2040	8,435,669
21,570,000	NYC Municipal Water Finance Authority[1]	5.375	06/15/2043	24,984,962
31,750,000	NYC Municipal Water Finance Authority[4]	5.500	06/15/2043	37,080,825
2,650,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	3,132,406
3,000,000	NYC Sales Tax Asset Receivables Corp., Series A1	5.000	10/15/2032	3,187,590
3,675,000	NYC Transitional Finance Authority[1]	5.000	11/01/2039	4,105,784
3,000,000	NYC Transitional Finance Authority[1]	5.125	01/15/2034	3,395,430
7,685,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2033	8,730,621
15,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2037	16,994,550
7,910,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2040	8,808,813
15,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	17,195,100
1,700,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500	01/15/2039	1,973,071
15,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2034	17,236,200
20,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	23,904,800
6,000,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)[1]	5.000	08/01/2033	7,086,300
1,700,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)[1]	5.000	08/01/2042	1,947,384
1,845,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2035	1,991,530
850,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2027	969,893

15	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 850,000	NYS DA (Brooklyn Law School)[1]	5.000%	07/01/2028	$961,172
430,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2029	485,143
430,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2030	482,598
4,000,000	NYS DA (Buena Vida Nursing Home)[1]	5.250	07/01/2028	4,058,200
500,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	534,545
260,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	277,963
3,335,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2027	3,422,244
300,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2034	327,003
285,000	NYS DA (Fordham University)[1]	5.000	07/01/2038	312,175
5,300,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2031	5,694,055
5,815,000	NYS DA (Interagency Council)	7.000	07/01/2035	5,978,692
3,000,000	NYS DA (Iona College)[1]	5.000	07/01/2032	3,272,490
865,000	NYS DA (Jewish Board of Family and Children’s Services)[1]	5.000	07/01/2033	867,007
430,000	NYS DA (Maimonides Medical Center)[1]	5.750	08/01/2035	431,832
3,490,000	NYS DA (Manhattan College)	5.300	07/01/2037	3,639,407
18,230,000	NYS DA (Memorial Sloan–Kettering)[4]	5.000	07/01/2035	19,975,121
10,640,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2030	11,278,826
12,070,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2035	12,815,443
150,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2037	159,128
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2029	933,659
10,000	NYS DA (Mount St. Mary College)[1]	5.000	07/01/2032	10,122
130,000	NYS DA (New School University)[1]	5.000	07/01/2033	130,413
5,000,000	NYS DA (New School University)[1]	5.000	07/01/2041	5,004,400
1,000,000	NYS DA (New School University)[1]	5.750	07/01/2050	1,137,910
150,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2033	153,279
6,000,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000	05/01/2039	6,717,780
3,685,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000	05/01/2039	4,125,837
4,690,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000	05/01/2039	5,290,086
10,310,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000	05/01/2041	11,502,867

16	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 11,500,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.250%	05/01/2034	$13,128,975
23,075,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2036	24,352,663
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	2,176,160
6,035,000	NYS DA (Providence Rest)	5.000	07/01/2035	5,624,198
2,700,000	NYS DA (Providence Rest)	5.125	07/01/2030	2,663,280
3,100,000	NYS DA (Providence Rest)	5.250	07/01/2025	3,118,414
6,260,000	NYS DA (Rochester General Hospital)	5.000	12/01/2025	7,004,502
17,660,000	NYS DA (Rochester General Hospital)	5.000	12/01/2035	19,760,304
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	2,214,100
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	3,324,844
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	1,926,761
15,000	NYS DA (School District Financing)[1]	5.750	10/01/2018	15,065
1,875,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.100	07/01/2034	1,919,175
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000	07/01/2028	6,881,360
50,000	NYS DA (St. Barnabas Hospital)	5.125	02/01/2022	50,174
35,000	NYS DA (St. Barnabas Hospital)	5.450	08/01/2035	35,125
1,235,000	NYS DA (St. John’s University)[1]	5.000	07/01/2027	1,434,947
270,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	311,588
10,750,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	12,331,110
3,500,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2035	3,866,975
50,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875	11/15/2041	54,130,500
1,575,000	NYS DA (St. Thomas Aquinas College)	5.250	07/01/2028	1,576,843
5,795,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	6,773,718
10,640,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2028	12,451,992
5,620,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2034	6,412,757
15,915,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2034	17,956,417
3,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2035	3,406,500
3,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2040	3,307,320
2,500,000	NYS DA (Teachers College)[1]	5.000	07/01/2034	2,824,850

17	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250%		02/15/2035	$6,165,541
4,395,000	NYS DA (The New School)[1]	5.000		07/01/2031	4,912,511
1,000,000	NYS DA (University of Rochester)[1]	0.000	[8]	07/01/2039	1,050,390
60,000	NYS DA (University of Rochester)[1]	5.000		07/01/2034	62,757
11,695,000	NYS DA (Vassar College)[4]	5.000		07/01/2046	12,936,750
3,105,000	NYS DA (Yeshiva University)[1]	5.000		11/01/2031	3,520,604
1,500,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2038	1,654,275
1,405,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2037	1,585,767
5,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.125		06/15/2038	5,808,300
430,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000		06/15/2034	451,130
200,000	NYS EFC (United Waterworks)	5.150		03/01/2034	200,648
25,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700		02/01/2024	26,941
15,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	15,061
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	12.313	[7]	04/01/2020	7,025,900
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	13.469	[7]	07/01/2026	16,457,784
350,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	356,311
150,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	150,518
95,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	95,328
610,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	610,976
1,350,000	NYS ERDA (Rochester Gas & Electric)[1]	0.240	[5]	08/01/2032	1,055,364
370,000	NYS ERDA (Rochester Gas & Electric)[1]	5.375		05/15/2032	372,235
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000		11/01/2042	2,159,520
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,478,993
10,220,000	NYS HFA (Affordable Hsg.)[4]	5.450		11/01/2045	10,763,008
1,080,000	NYS HFA (Affordable Hsg.)[1]	6.450		11/01/2029	1,245,046
150,000	NYS HFA (Affordable Hsg.)[1]	6.750		11/01/2038	169,517
1,620,000	NYS HFA (Children’s Rescue)	7.625		05/01/2018	1,620,373
935,000	NYS HFA (Friendship)[1]	5.100		08/15/2041	957,767
1,215,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	1,249,166
150,000	NYS HFA (Highland Avenue Senior Apartments)[1]	5.000		02/15/2039	155,036
120,000	NYS HFA (Horizons at Wawayanda)[1]	5.150		11/01/2040	127,204
3,660,000	NYS HFA (Multifamily Hsg.)[1]	4.850		02/15/2038	3,772,765
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375		02/15/2035	2,082,309
2,075,000	NYS HFA (Multifamily Hsg.)[1]	5.500		08/15/2030	2,077,781

18	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650%	02/15/2034	$1,712,377
2,120,000	NYS HFA (Multifamily Hsg.)[1]	5.700	08/15/2033	2,123,053
1,255,000	NYS HFA (Multifamily Hsg.)[1]	6.400	11/15/2027	1,257,849
3,735,000	NYS HFA (Multifamily Hsg.)[1]	6.750	11/15/2036	3,936,578
385,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2013	387,198
470,000	NYS HFA (Nonprofit Hsg.)	8.400	11/01/2014	470,000
495,000	NYS HFA (Nonprofit Hsg.)	8.400	11/01/2015	497,648
535,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2016	537,712
590,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2017	592,885
630,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2018	632,936
1,250,000	NYS HFA (State Personal Income Tax Authority)[1]	5.000	03/15/2036	1,360,325
510,000	NYS LGSC (SCSB)	7.375	12/15/2016	512,127
910,000	NYS LGSC (SCSB)	7.750	12/15/2021	931,567
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000	11/15/2031	5,655,750
3,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000	11/15/2044	3,300,900
10,000,000	NYS Liberty Devel. Corp. (7 World Trade Center)[1]	5.000	09/15/2040	11,264,300
13,500,000	NYS Liberty Devel. Corp. (7 World Trade Center)[1]	5.000	09/15/2043	14,747,535
110,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400	11/01/2016	110,612
40,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375	11/01/2016	40,304
5,000,000	NYS Power Authority[1]	5.000	11/15/2038	5,700,150
10,500,000	NYS Thruway Authority[1]	5.000	01/01/2030	12,067,230
5,540,000	NYS Thruway Authority[1]	5.000	04/01/2031	6,342,691
7,650,000	NYS Thruway Authority[1]	5.000	01/01/2032	8,709,831
21,250,000	NYS Thruway Authority[1]	5.000	01/01/2037	23,610,025
50,000	Oneida County, NY IDA (Civic Facilities–Mohawk Valley)	4.625	09/15/2030	50,103
830,000	Oneida County, NY IDA (Civic Facilities–Mohawk Valley)	5.000	09/15/2035	834,465
350,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300	03/15/2019	350,018
1,060,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.350	03/15/2029	1,036,076
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125	03/01/2030	1,268,341
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125	03/01/2037	1,172,322
545,000	Onondaga County, NY IDA Sewage Waste Facilities (Anheuser–Busch Companies)[1]	6.250	12/01/2034	546,204

19	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 42,834,598	Onondaga County, NY Res Rec	0.000%[8]	05/01/2022	$37,184,286
13,570,000	Onondaga County, NY Res Rec	5.000	05/01/2015	13,409,331
1,540,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2042	1,652,543
3,465,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.250	12/01/2041	3,786,275
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375	07/01/2040	2,189,420
2,315,000	Orange County, NY IDA (Arden Hill Life Care Center)	7.000	08/01/2021	2,322,593
2,325,000	Orange County, NY IDA (Arden Hill Life Care Center)	7.000	08/01/2031	2,329,859
2,090,000	Orange County, NY IDA (Arden Hill Life Care Center)	7.000	08/01/2031	2,094,368
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375	12/01/2021	1,717,641
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375	12/01/2026	6,335,887
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375	12/01/2026	2,237,079
10,910,000	Peekskill, NY IDA (Drum Hill)	6.375	10/01/2028	10,914,037
27,735,000	Port Authority NY/NJ (Continental Airlines)	9.125	12/01/2015	28,427,820
16,435,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	16,440,588
31,910,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	31,917,658
45,300,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2019	45,294,564
150,000	Port Authority NY/NJ, 131st Series[1]	4.750	06/15/2033	152,015
95,000	Port Authority NY/NJ, 132nd Series[1]	5.000	09/01/2038	97,441
250,000	Port Authority NY/NJ, 135th Series[1]	5.000	03/15/2039	260,955
33,025,000	Port Authority NY/NJ, 136th Series[4]	5.125	05/01/2034	34,666,015
5,050,000	Port Authority NY/NJ, 136th Series[1]	5.125	05/01/2034	5,300,783
19,175,000	Port Authority NY/NJ, 136th Series[4]	5.375	11/01/2028	20,192,878
22,855,000	Port Authority NY/NJ, 136th Series[4]	5.500	11/01/2029	24,102,470
26,000,000	Port Authority NY/NJ, 138th Series[4]	4.750	12/01/2034	26,817,700
27,255,000	Port Authority NY/NJ, 141st Series[4]	4.500	09/01/2029	28,014,197

20	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 47,910,000	Port Authority NY/NJ, 143rd Series[4]	5.000%	10/01/2030	$52,002,472
35,000	Port Authority NY/NJ, 143rd Series[1]	5.000	04/01/2036	36,943
17,500,000	Port Authority NY/NJ, 144th Series[1]	5.000	10/01/2035	19,590,200
12,840,000	Port Authority NY/NJ, 146th Series[4]	4.500	12/01/2034	13,280,594
10,000	Port Authority NY/NJ, 146th Series[1]	4.500	12/01/2034	10,347
26,100,000	Port Authority NY/NJ, 146th Series[4]	4.750	12/01/2027	28,168,060
10,000	Port Authority NY/NJ, 146th Series[1]	4.750	12/01/2027	10,800
13,005,000	Port Authority NY/NJ, 147th Series[4]	4.750	10/15/2028	13,889,582
17,790,000	Port Authority NY/NJ, 147th Series[4]	5.000	10/15/2027	19,651,862
20,000,000	Port Authority NY/NJ, 147th Series[4]	5.000	10/15/2032	21,913,780
82,000,000	Port Authority NY/NJ, 151st Series[4]	5.750	03/15/2035	95,138,784
15,000,000	Port Authority NY/NJ, 151st Series[4]	6.000	09/15/2028	17,608,500
101,940,000	Port Authority NY/NJ, 152nd Series[4]	5.250	11/01/2035	111,508,088
13,715,000	Port Authority NY/NJ, 152nd Series[4]	5.250	05/01/2038	14,921,343
22,500,000	Port Authority NY/NJ, 152nd Series[4]	5.750	11/01/2030	26,082,450
15,300,000	Port Authority NY/NJ, 161st Series[4]	5.000	10/15/2031	18,026,307
20,250,000	Port Authority NY/NJ, 163rd Series[4]	5.000	07/15/2039	22,625,325
21,515,000	Port Authority NY/NJ, 166th Series[4]	5.000	01/15/2041	23,955,632
15,000,000	Port Authority NY/NJ, 166th Series[4]	5.250	07/15/2036	17,517,600
400,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2034	448,476
50,660,000	Port Authority NY/NJ, 37th Series[4]	5.250	07/15/2034	53,614,998
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000	08/01/2032	2,760,124
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2036	1,583,070
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625	06/01/2035	6,245,999
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	7,373,000
4,820,000	Rensselaer, NY City School District COP	5.000	06/01/2036	4,939,681
1,120,000	Riverhead, NY IDA (Michael Reilly Design)	8.875	08/01/2021	1,140,126

21	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 1,195,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)	4.900%		07/01/2021	$1,129,227
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	9,023,434
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	12,885,218
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[3]	08/15/2045	1,325,100
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668	[3]	08/15/2060	2,624,400
20,000	Sanford Town, NY GO	5.250		04/15/2015	21,364
20,000	Sanford Town, NY GO	5.250		04/15/2016	21,913
25,000	Sanford Town, NY GO	5.250		04/15/2017	27,270
25,000	Sanford Town, NY GO	5.250		04/15/2018	27,084
25,000	Sanford Town, NY GO	5.250		04/15/2019	26,953
25,000	Sanford Town, NY GO	5.250		04/15/2020	26,841
30,000	Sanford Town, NY GO	5.250		04/15/2021	32,045
30,000	Sanford Town, NY GO	5.250		04/15/2022	31,910
30,000	Sanford Town, NY GO	5.250		04/15/2023	31,762
30,000	Sanford Town, NY GO	5.250		04/15/2024	31,642
35,000	Sanford Town, NY GO	5.250		04/15/2025	36,788
35,000	Sanford Town, NY GO	5.250		04/15/2026	36,706
40,000	Sanford Town, NY GO	5.250		04/15/2027	41,906
40,000	Sanford Town, NY GO	5.250		04/15/2028	41,882
40,000	Sanford Town, NY GO	5.250		04/15/2029	41,858
45,000	Sanford Town, NY GO	5.250		04/15/2030	47,078
45,000	Sanford Town, NY GO	5.250		04/15/2031	47,065
50,000	Sanford Town, NY GO	5.250		04/15/2032	52,279
50,000	Sanford Town, NY GO	5.250		04/15/2033	52,265
55,000	Sanford Town, NY GO	5.250		04/15/2034	57,491
60,000	Sanford Town, NY GO	5.250		04/15/2035	62,682
60,000	Sanford Town, NY GO	5.250		04/15/2036	62,647
2,650,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	2,812,180
22,850,000	SONYMA, Series 106[4]	5.250		04/01/2034	22,871,274
30,225,000	SONYMA, Series 109[4]	4.950		10/01/2034	30,396,376
17,495,000	SONYMA, Series 113[1]	5.200		10/01/2030	18,433,782
27,005,000	SONYMA, Series 116[1]	4.750		10/01/2029	27,952,605
28,445,000	SONYMA, Series 116[1]	4.800		10/01/2034	29,470,442
9,510,000	SONYMA, Series 133[4]	5.050		10/01/2026	9,783,272
22,915,000	SONYMA, Series 137[4]	4.700		10/01/2031	23,427,944
15,030,000	SONYMA, Series 140[4]	4.750		10/01/2037	15,261,023

22	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 8,990,000	SONYMA, Series 143[4]	4.900%	10/01/2037	$9,280,122
4,430,000	SONYMA, Series 145[4]	5.125	10/01/2037	4,602,704
1,090,000	SONYMA, Series 145[1]	5.125	10/01/2037	1,132,456
1,955,000	SONYMA, Series 148[4]	5.150	10/01/2027	2,085,085
6,150,000	SONYMA, Series 148[4]	5.200	10/01/2032	6,504,978
440,000	SONYMA, Series 69[1]	5.500	10/01/2028	440,603
1,070,000	SONYMA, Series 71[4]	5.400	04/01/2029	1,071,694
35,000	SONYMA, Series 71[1]	5.400	04/01/2029	35,050
5,000	SONYMA, Series 71[1]	5.400	04/01/2029	5,006
450,000	SONYMA, Series 77[1]	5.150	04/01/2029	450,522
220,000	SONYMA, Series 79[4]	5.300	04/01/2029	220,327
1,510,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.000	09/01/2041	1,674,364
4,775,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.375	09/01/2041	5,406,494
520,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000	09/01/2034	620,620
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	7.250	12/01/2029	3,818,314
1,980,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)	5.250	10/01/2020	2,192,850
5,440,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)	6.250	10/01/2040	5,919,862
1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2030	1,481,626
1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2031	1,562,274
11,850,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000	07/01/2028	13,418,822
1,010,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750	06/01/2027	1,034,957
4,250,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375	12/01/2040	4,562,375
635,000	Suffolk County, NY IDA (ACLD)	6.000	12/01/2019	638,131
1,660,000	Suffolk County, NY IDA (ALIA–ACLD)	5.950	10/01/2021	1,653,393
80,000	Suffolk County, NY IDA (ALIA–ADD)	6.950	12/01/2014	80,186
260,000	Suffolk County, NY IDA (ALIA–ADD)	7.125	06/01/2017	262,873
105,000	Suffolk County, NY IDA (ALIA–ADD)	7.500	09/01/2015	106,473
845,000	Suffolk County, NY IDA (ALIA–Adelante)	6.500	11/01/2037	834,023
2,300,000	Suffolk County, NY IDA (ALIA–DDI)	5.950	10/01/2021	2,329,417

23	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 645,000	Suffolk County, NY IDA (ALIA–FREE)	5.950%	10/01/2021	$642,433
460,000	Suffolk County, NY IDA (ALIA–IGHL)	5.950	10/01/2021	458,169
700,000	Suffolk County, NY IDA (ALIA–IGHL)	5.950	11/01/2022	694,057
355,000	Suffolk County, NY IDA (ALIA–IGHL)	6.000	10/01/2031	339,774
655,000	Suffolk County, NY IDA (ALIA–NYS ARC)	5.950	11/01/2022	649,439
275,000	Suffolk County, NY IDA (ALIA–NYS ARC)	7.500	09/01/2015	278,858
160,000	Suffolk County, NY IDA (ALIA–Pederson–Krag Center)	8.375	06/01/2016	160,779
215,000	Suffolk County, NY IDA (ALIA–SMCFS)	7.500	09/01/2015	218,016
190,000	Suffolk County, NY IDA (ALIA–Suffolk Hostels)	7.500	09/01/2015	192,364
1,545,000	Suffolk County, NY IDA (ALIA–UCPAGS)	5.950	10/01/2021	1,538,851
70,000	Suffolk County, NY IDA (ALIA–UCPAGS)	6.375	06/01/2014	70,128
290,000	Suffolk County, NY IDA (ALIA–UCPAGS)	6.950	12/01/2014	290,354
380,000	Suffolk County, NY IDA (ALIA–UCPAGS)	7.000	06/01/2016	380,916
140,000	Suffolk County, NY IDA (ALIA–UCPAGS)	7.500	09/01/2015	141,964
3,530,000	Suffolk County, NY IDA (ALIA–UVBH)	6.500	11/01/2037	3,484,145
635,000	Suffolk County, NY IDA (ALIA–WORCA)	5.950	11/01/2022	629,609
440,000	Suffolk County, NY IDA (Catholic Charities)	6.000	10/01/2020	441,681
115,000	Suffolk County, NY IDA (DDI)	6.000	12/01/2019	115,567
375,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	376,433
390,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	391,490
1,485,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2036	1,422,021
2,600,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375	01/01/2027	2,623,062
1,075,000	Suffolk County, NY IDA (Family Residences)	6.000	12/01/2019	1,080,300
2,040,000	Suffolk County, NY IDA (Federation of Organizations)	8.125	04/01/2030	2,043,305
2,500,000	Suffolk County, NY IDA (Gurwin Jewish–Phase II)	6.700	05/01/2039	2,590,100
2,420,000	Suffolk County, NY IDA (Huntington First Aid Squad)	6.650	11/01/2017	2,421,888
170,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000	12/01/2019	170,838

24	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 815,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000%		10/01/2020	$818,113
3,275,000	Suffolk County, NY IDA (Innovative Realty I)	6.000		11/01/2037	3,433,707
8,600,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000		11/01/2028	8,785,158
4,065,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.550		02/01/2034	4,541,012
7,680,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)	6.375		01/01/2039	7,700,890
1,865,000	Suffolk County, NY IDA (Nassau–Suffolk Services for Autism)	6.750		11/01/2036	1,929,827
635,000	Suffolk County, NY IDA (Nassau–Suffolk Services for Autism)	6.750		11/01/2036	635,337
2,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	2,052,780
26,425,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500		01/01/2023	26,423,943
4,800,000	Suffolk County, NY IDA (Pederson–Krager Center)	7.200		02/01/2035	4,773,600
2,365,000	Suffolk County, NY IDA (Pederson–Krager Center)	8.125		04/01/2030	2,367,318
930,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	877,316
2,355,000	Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville Center)	8.000		04/01/2030	2,359,875
370,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000		10/01/2020	371,413
1,240,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	6.000		12/01/2019	1,246,113
3,200,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	7.875		09/01/2041	3,362,560
645,000	Suffolk County, NY IDA (WORCA)	6.000		10/01/2020	647,464
10,080,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	9,929,203
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	26,872,944
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.625		06/01/2044	117,808,584
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[3]	06/01/2048	9,629,123
3,005,000	Sullivan County, NY Community College COP[2]	5.750		08/15/2025	2,704,650
6,480,000	Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)	8.500		11/01/2031	6,662,606
2,345,000	Syracuse, NY Hsg. Authority (Pavilion on James)	7.500		11/01/2042	2,266,536
203,935,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	207,059,284
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)	5.375		01/01/2023	1,000,710
5,585,000	Syracuse, NY IDA (James Square)	7.197	[3]	08/01/2025	2,548,882

25	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 615,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375%	03/01/2021	$614,914
2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375	03/01/2031	2,015,888
1,700,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[1]	5.000	07/01/2038	1,789,828
35,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800	02/01/2028	36,846
2,000,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2030	2,236,900
185,000	Ulster County, NY Res Rec[1]	5.000	03/01/2020	196,951
3,180,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040	2,974,222
1,985,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250	06/01/2025	1,985,139
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450	06/01/2040	2,836,149
3,550,000	Utica, NY IDA (Utica College Civic Facility)	6.850	12/01/2031	3,591,038
250,000	Warren & Washington Counties, NY IDA (GFH/GFHF Obligated Group)[1]	5.000	12/01/2035	252,243
1,385,000	Wayne County, NY IDA (ARC)	8.375	03/01/2018	1,386,648
20,000	Westchester County, NY GO1	5.375	12/15/2014	20,211
10,645,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2030	11,758,254
1,700,000	Westchester County, NY Healthcare Corp., Series B1	5.125	11/01/2041	1,863,081
1,215,000	Westchester County, NY IDA (Clearview School)	7.250	01/01/2035	1,244,209
1,300,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375	08/01/2024	1,358,539
755,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	761,999
3,375,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.000	01/01/2028	3,376,958
460,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.125	01/01/2018	461,030
600,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2013	614,298
1,710,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	1,802,819
2,750,000	Westchester County, NY IDA (Winward School)	5.250	10/01/2031	2,752,750
1,500,000	Westchester County, NY Local Devel. Corp. (Kendalon Hudson)[9]	5.000	01/01/2034	1,614,465

26	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000%	06/01/2026	$4,465,395
59,400,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2038	56,456,136
52,815,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	45,722,474
3,155,000	Yonkers, NY IDA (Hudson Scenic Studio)	6.625	11/01/2019	3,154,968
3,770,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	3,776,861
1,455,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500	11/01/2030	1,197,698
1,050,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2041	1,178,163
1,200,000	Yonkers, NY IDA (St. Joseph’s Hospital)	6.150	03/01/2015	1,201,620
460,000	Yonkers, NY IDA (St. Joseph’s Hospital)	8.500	12/30/2013	462,130
1,900,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98–A	6.150	03/01/2015	1,902,565
500,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98–B	6.150	03/01/2015	500,675
800,000	Yonkers, NY Parking Authority	6.000	06/15/2018	800,392
1,215,000	Yonkers, NY Parking Authority	6.000	06/15/2024	1,190,639
				6,703,253,543
U.S. Possessions–29.6%
825,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2023	850,418
6,000,000	Guam GO1	6.750	11/15/2029	6,736,920
10,000,000	Guam GO1	7.000	11/15/2039	11,308,700
2,400,000	Guam Government Business Privilege[1]	5.000	01/01/2031	2,660,808
5,400,000	Guam Government Business Privilege[1]	5.250	01/01/2036	6,027,372
345,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750	09/01/2031	370,627
1,230,000	Guam Power Authority, Series A1	5.000	10/01/2023	1,484,167
1,560,000	Guam Power Authority, Series A1	5.000	10/01/2024	1,854,356
2,790,000	Guam Power Authority, Series A1	5.000	10/01/2030	3,168,296
3,540,000	Guam Power Authority, Series A1	5.000	10/01/2034	3,899,204
5,200,000	Guam Power Authority, Series A1	5.500	10/01/2030	5,848,596
7,700,000	Guam Power Authority, Series A1	5.500	10/01/2040	8,511,580
1,915,000	Northern Mariana Islands Commonwealth, Series A	5.000	10/01/2022	1,718,636
32,515,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2030	26,748,790

27	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 7,795,000	Northern Mariana Islands Ports Authority, Series A1	6.250%		03/15/2028	$5,927,630
15,130,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	14,902,294
2,950,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000		07/01/2033	2,711,788
1,820,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125		07/01/2037	1,668,685
19,000,000	Puerto Rico Aqueduct & Sewer Authority[4]	5.125		07/01/2047	18,786,630
30,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125		07/01/2047	29,663,100
10,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2024	9,861,400
5,580,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2029	5,416,283
3,360,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2042	3,072,283
11,750,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750		07/01/2037	11,665,283
80,800,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	81,532,856
105,770,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	106,491,351
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	5,034,100
11,960,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	12,064,291
55,690,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	58,985,177
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	57,323,273
168,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.627	[3]	05/15/2050	13,190,180
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[3]	05/15/2055	25,426,850
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	65,434,569
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[3]	05/15/2057	41,965,440
2,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2033	1,861,260
29,890,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	28,556,607
3,315,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	3,167,118
2,200,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	2,189,440
2,920,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	2,837,452
14,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	14,060,070
2,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	2,416,025

28	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 10,230,000	Puerto Rico Commonwealth GO1	5.250%		07/01/2034	$9,793,486
43,385,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	41,132,017
5,000,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	4,879,050
7,850,000	Puerto Rico Commonwealth GO1	5.500		07/01/2029	7,861,854
76,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	75,978,777
38,095,000	Puerto Rico Commonwealth GO1	5.500		07/01/2039	36,833,675
5,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2028	5,112,900
30,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	30,261,600
5,215,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	5,236,590
85,000	Puerto Rico Commonwealth GO1	5.875		07/01/2036	85,257
1,270,000	Puerto Rico Commonwealth GO1	6.000		07/01/2028	1,320,533
1,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2028	1,037,090
2,700,000	Puerto Rico Commonwealth GO1	6.000		07/01/2035	2,785,671
390,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	397,792
3,670,000	Puerto Rico Commonwealth GO1	6.000		07/01/2040	3,737,712
6,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	6,370,440
5,675,000	Puerto Rico Commonwealth GO1	6.500		07/01/2040	6,107,435
1,000,000	Puerto Rico Electric Power Authority, Series A1	5.000		07/01/2042	921,470
10,105,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	10,011,529
3,550,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	3,315,771
60,000,000	Puerto Rico Electric Power Authority, Series UU1	0.726	[5]	07/01/2029	43,528,200
170,000	Puerto Rico Electric Power Authority, Series WW1	5.500		07/01/2038	169,640
30,000	Puerto Rico HFC[1]	5.100		12/01/2018	30,411
9,515,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	9,088,633
4,845,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2030	4,723,827
4,945,000	Puerto Rico Highway & Transportation Authority[1]	5.300		07/01/2035	4,803,029
4,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2029	4,023,160
270,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	272,454
105,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2033	106,310
8,980,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2033	8,357,057
80,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2042	80,998

29	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 1,840,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000%		07/01/2042	$1,661,134
1,120,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450		07/01/2035	1,099,370
6,500,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	6,258,850
1,145,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	1,081,006
$2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2023	2,648,334
915,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2030	892,116
78,610,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	69,694,840
10,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	11,815
3,190,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2032	3,097,554
57,615,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	54,588,484
25,255,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	23,657,369
675,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	615,310
17,490,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	15,943,359
142,985,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	128,723,676
41,740,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	37,090,164
1,295,000	Puerto Rico Infrastructure[1]	5.500		07/01/2026	1,305,813
15,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	15,020,700
16,955,000	Puerto Rico Infrastructure	5.650	[3]	07/01/2029	6,448,665
65,725,000	Puerto Rico Infrastructure	5.730	[3]	07/01/2045	7,936,294
25,000,000	Puerto Rico Infrastructure	5.800	[3]	07/01/2032	7,685,000
5,000,000	Puerto Rico Infrastructure[1]	6.000		12/15/2026	5,347,800
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,718,052
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	1,364,634
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	6,142,205

30	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions Continued
$ 875,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125%	04/01/2032	$876,558
1,355,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	12/01/2021	1,364,417
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	1,210,656
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500	12/01/2031	6,332,303
23,000,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	22,999,080
5,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	5,622,400
650,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2031	676,702
1,075,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.600	05/01/2014	1,076,355
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	5,251,418
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750	06/01/2029	5,583,900
200,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2042	202,262
5,490,000	Puerto Rico ITEMECF (University Plaza)[1]	5.000	07/01/2033	5,028,181
4,990,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2025	4,990,599
90,355,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2036	81,554,423
7,500,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2037	6,745,800
18,585,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029	17,828,033
121,570,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2033	114,548,117
3,205,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2042	2,951,485
9,450,000	Puerto Rico Public Buildings Authority[1]	5.375	07/01/2033	9,044,595
1,980,000	Puerto Rico Public Buildings Authority[1]	5.875	07/01/2039	1,984,435
27,565,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2041	27,964,968
1,500,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2021	1,641,900
7,500,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2031	7,950,300

31	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 8,000,000	Puerto Rico Public Buildings Authority[1]	6.500%		07/01/2030	$8,675,280
7,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	8,107,275
14,550,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	14,383,403
296,445,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.250		08/01/2057	304,659,491
643,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.401	[3]	08/01/2054	52,010,960
221,800,000	Puerto Rico Sales Tax Financing Corp., Series A	5.939	[3]	08/01/2056	15,854,264
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[3]	08/01/2042	5,511,000
5,775,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	6,468,173
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[3]	08/01/2043	13,773,600
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A–1[1]	5.250		08/01/2043	10,157,900
39,470,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[8]	08/01/2032	40,862,107
7,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	7,606,650
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375		08/01/2036	4,126,880
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750		08/01/2057	101,647,425
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	1,569,060
4,525,000	University of Puerto Rico[1]	5.000		06/01/2026	4,341,149
5,280,000	University of Puerto Rico, Series P1	5.000		06/01/2030	4,946,779
24,375,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	22,836,694
67,190,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	60,816,357
5,000	V.I. HFA, Series A	6.450		03/01/2016	5,016
7,390,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2032	8,144,815
590,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.000		10/01/2039	646,941
6,160,000	V.I. Public Finance Authority (Matching Fund Loan Notes)[1]	5.000		10/01/2032	6,789,182
750,000	V.I. Public Finance Authority, Series A1	5.250		10/01/2024	787,013
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[3]	05/15/2035	1,595,514
1,015,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	1,047,297

					2,476,595,929

Total Municipal Bonds and Notes (Cost $9,426,041,177)					9,179,849,472

32	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Shares		Value
Common Stocks–0.1%
1,401	CMS Liquidating Trust[10] (Cost $ 4,483,200)	$4,483,200
Total Investments, at Value (Cost $9,430,524,377)–109.8%		9,184,332,672
Liabilities in Excess of Other Assets–(9.8)		(818,941,707)

Net Assets–100.0%		$8,365,390,965

Footnotes to Statement of Investments

*March 28, 2013 represents the last business day of the Fund’s quarterly period. See accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See accompanying Notes.

7. Represents the current interest rate for an inverse floating rate security. See accompanying Notes.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 28, 2013. See accompanying Notes.

10. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City

33	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

AeL	Aero Lauderdale
CFGA	Child and Family Guidance Assoc.
CHSLI	Catholic Health Services of Long Island
CNGCS	Central Nassau Guidance and Counseling Services
COP	Certificates of Participation
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FREE	Family Residences and Essential Enterprises
GFH	Glens Falls Hospital
GFHF	Glens Falls Hospital Foundation
GJSR	Gurwin Jewish Senior Residences
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HH	Harmony Heights, Inc.
HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC	Jewish Community Center
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LGSC	Local Government Services Corp.
LILCO	Long Island Lighting Corp.
LVH	Little Village House
MMC	Mercy Medical Center
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
ROLs	Residual Option Longs
Res Rec	Resource Recovery Facility
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSB	Schuyler Community Services Board
SFH	St. Francis Hospital
SFTU	Services for the Underserved
SMCFS	St. Mary’s Children and Family Services
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset–Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

34	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Notes to Statement of Investments

The fund has changed its name to Oppenheimer Rochester Fund Municipals from Rochester Fund Municipals.

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal

35	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a

36	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of March 28, 2013, the Fund’s maximum exposure under such agreements is estimated at $480,615,000.

37	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 28, 2013, municipal bond holdings with a value of $1,656,806,587 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $910,715,000 in short-term floating rate securities issued and outstanding at that date.

At March 28, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$ 23,960,000	NY Austin Trust Various States Inverse Certificates	6.763%	11/1/38	$25,308,708
16,400,000	NY Austin Trust Various States Inverse Certificates	10.035	7/1/48	21,231,440
31,175,000	NY Liberty Devel. Corp. (One Bryant Park) ROLs[3]	9.056	1/15/46	40,034,623
7,500,000	NY Liberty Devel. Corp. ROLs[3]	8.208	1/15/44	9,158,700
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	6.365	12/1/27	17,728,060
7,700,000	NY/NJ Port Authority Austin Trust Inverse Certificates	6.007	12/1/34	8,140,594
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.875	10/1/30	28,047,472
5,605,000	NYC GO DRIVERS	8.632	12/1/33	6,421,985
5,460,000	NYC GO DRIVERS	7.848	8/1/30	6,359,371
2,430,000	NYC GO DRIVERS	8.633	8/1/35	2,867,813
5,745,000	NYC GO DRIVERS	8.632	3/1/35	6,619,619
5,000,000	NYC GO ROLs	16.050	3/1/21	9,483,200
1,375,000	NYC HDC (Multifamily Hsg.) DRIVERS	7.807	11/1/26	1,481,453
1,225,000	NYC HDC (Multifamily Hsg.) DRIVERS	7.936	11/1/27	1,374,916
1,500,000	NYC HDC (Multifamily Hsg.) DRIVERS	8.023	11/1/32	1,654,680
1,750,000	NYC HDC (Multifamily Hsg.) DRIVERS	7.807	11/1/37	1,838,445

38	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$ 2,340,000	NYC HDC (Multifamily Hsg.) DRIVERS	7.901%	11/1/39	$2,459,223
4,180,000	NYC HDC (Multifamily Hsg.) DRIVERS	8.028	5/1/40	4,420,559
775,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	16.607	11/1/34	1,093,618
710,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	16.832	11/1/39	994,114
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	17.336	11/1/46	3,830,954
4,015,000	NYC HDC (Multifamily Hsg.) DRIVERS	8.158	11/1/40	4,392,290
3,955,000	NYC HDC (Multifamily Hsg.) ROLs[3]	14.342	11/1/30	4,245,851
11,530,000	NYC HDC (Multifamily Hsg.) ROLs[3]	10.919	5/1/49	13,007,339
15,875,000	NYC Municipal Water Finance Authority ROLs[3]	8.899	6/15/43	21,205,825
8,205,000	NYS DA (Memorial Sloan–Kettering) DRIVERS	8.631	7/1/35	9,950,121
5,265,000	NYS DA (Vassar College) DRIVERS	8.629	7/1/46	6,506,750
3,410,000	NYS HFA ROLs[3]	12.328	11/1/45	3,953,008
3,750,000	Port Authority NY/NJ ROLs[3]	18.477	9/15/28	6,358,500
4,895,000	Port Authority NY/NJ, 11588th Series ROLs	14.122	10/15/27	6,756,862
3,580,000	Port Authority NY/NJ, 11588th Series ROLs	13.327	10/15/28	4,464,582
5,500,000	Port Authority NY/NJ, 11588th Series ROLs	14.130	10/15/32	7,413,780
9,090,000	Port Authority NY/NJ, 11589th Series ROLs	10.457	9/1/29	9,849,197
11,880,000	Port Authority NY/NJ, 136th Series DRIVERS	6.985	11/1/28	12,897,878
11,430,000	Port Authority NY/NJ, 136th Series DRIVERS	8.673	11/1/29	12,677,470
11,015,000	Port Authority NY/NJ, 136th Series DRIVERS	11.630	5/1/34	12,656,015
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	7.375	12/1/34	13,817,700
24,005,000	Port Authority NY/NJ, 151st Series DRIVERS	13.245	3/15/35	35,541,083
4,570,000	Port Authority NY/NJ, 152nd Series DRIVERS	11.952	5/1/38	5,776,343
10,755,000	Port Authority NY/NJ, 166th Series	9.200	1/15/41	13,195,632
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	8.250	11/1/35	23,754,400
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	13.260	11/1/30	11,082,450
30,970,000	Port Authority NY/NJ, 3114th Series DRIVERS	8.250	11/1/35	36,783,688
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	13.254	3/15/35	4,937,701
7,500,000	Port Authority NY/NJ, 3249th Series ROLs[3]	8.405	7/15/36	10,017,600
7,650,000	Port Authority NY/NJ, 3264th Series ROLs[3]	7.971	10/15/31	10,376,307

39	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$10,125,000	Port Authority NY/NJ, 3266th Series[3]	8.001%	7/15/39	$12,500,325
25,330,000	Port Authority NY/NJ, 37th Series DRIVERS	8.241	7/15/34	28,284,998
4,750,000	Puerto Rico Aqueduct & Sewer Authority ROLs[3]	15.016	7/1/47	4,536,630
98,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	12.217	8/1/57	107,029,491
23,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	17.695	8/1/57	30,217,425
18,135,000	SONYMA ROLs[3]	5.677	10/1/34	18,306,376
235,000	SONYMA ROLs[3]	9.794	4/1/29	236,008
90,000	SONYMA ROLs[3]	8.570	4/1/29	90,327
160,000	SONYMA ROLs[3]	9.339	4/1/29	160,686
7,625,000	SONYMA ROLs[3]	10.196	4/1/34	7,646,274
3,175,000	SONYMA ROLs[3]	9.736	10/1/26	3,448,272
4,505,000	SONYMA ROLs[3]	6.550	10/1/37	4,795,122
11,465,000	SONYMA ROLs[3]	6.254	10/1/31	11,977,944
7,535,000	SONYMA ROLs[3]	6.320	10/1/37	7,766,023
2,215,000	SONYMA, Series 145 DRIVERS	8.023	10/1/37	2,387,704
980,000	SONYMA, Series 148 DRIVERS	8.048	10/1/27	1,110,085
3,075,000	SONYMA, Series 148 DRIVERS	8.153	10/1/32	3,429,978

				$746,091,587

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $910,715,000 as of March 28, 2013.

40	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Securities on a When–Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when–issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When–issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when–issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when–issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when–issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when–issued basis or forward commitment prior to settlement of the original purchase.

As of March 28, 2013, the Fund had purchased securities issued on a when–issued or delayed delivery basis as follows:

When–Issued or Delayed Delivery Basis Transactions
Purchased securities	$1,610,805

Credit Risk. The Fund invests in high–yield, non–investment–grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 28, 2013 is as follows:

Cost	$85,980,319
Market Value	$88,387,478
Market Value as a % of Net Assets	1.06%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

41	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day–to–day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange–traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event–linked bonds, loans, mortgage–backed securities, collateralized mortgage obligations, and asset–backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker–dealers who may use matrix pricing methods to determine the evaluated prices.

Short–term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short–term

42	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker–dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third–party pricing vendors
Corporate debt, government debt, municipal, mortgage–backed and asset–backed securities	Reported trade data, broker–dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker–dealer price quotations.
Event–linked bonds	Information obtained from market participants regarding reported trade data and broker–dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security–specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those

43	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1–unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2–inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3–significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$6,703,118,638	$134,905	$6,703,253,543
U.S. Possessions	—	2,476,595,929	—	2,476,595,929
Common Stocks	—	4,483,200	—	4,483,200
Total Assets	$—	$9,184,197,767	$134,905	$9,184,332,672

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

44	Oppenheimer Rochester Fund Municipals

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 28, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$8,520,475,109 [1]

Gross unrealized appreciation	$468,930,804
Gross unrealized depreciation	(725,426,640)

Net unrealized depreciation	$(256,495,836)

1. The Federal tax cost of securities does not include cost of $920,353,399, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

45	Oppenheimer Rochester Fund Municipals

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/8/2013